Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments under operating leases
December 31, 2022
2023	$463,187
2024	$407,941
2025	$258,094
Total future lease payments	$1,129,222
Less imputed interest	$(75,648)
Total lease liabilities	$1,053,574
Less: current portion	$(405,591)
Operating lease liability, non-current	$647,983